Investment in Joint Ventures And Majority Owned Subsidiaries (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Schedule Of Equity Method Investments [Line Items]
INVESTMENT IN JOINT VENTURES	$ 9,166	$ 8,139
Vehicle Access Systems Technology Llc
Schedule Of Equity Method Investments [Line Items]
INVESTMENT IN JOINT VENTURES	8,479	8,139
NextLock LLC
Schedule Of Equity Method Investments [Line Items]
INVESTMENT IN JOINT VENTURES	$ 687